Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions
Related-Party Transactions

Note 18: Related-Party Transactions

In the ordinary course of our operations, we enter into transactions with related parties as discussed below.

Related parties include Globo, which provides programming and advertising to Sky Brasil, and companies in which we hold equity method investments, including Sky Mexico and GSN.

The majority of payments under contractual arrangements with related parties are pursuant to multi-year programming contracts. Payments under these contracts are typically subject to annual rate increases and are based on the number of subscribers receiving the related programming.

Liberty Media, Liberty Global and Discovery Communications

As discussed above in Note 14 of the Notes to the Consolidated Financial Statements, on June 16, 2010, we completed the Malone Transaction, which resulted in the reduction of the Malones’ voting interest in DIRECTV from approximately 24% to approximately 3% and Dr. Malone’s resignation from our Board of Directors.

Prior to the completion of the Malone Transaction, Dr. Malone was Chairman of the Board of Directors of DIRECTV and of Liberty Media. Dr. Malone also had an approximate 35% voting interest in Liberty Media, an approximate 31% voting interest in Discovery Communications, Inc., or Discovery Communications, an approximate 40% voting interest in Liberty Global Inc., or Liberty Global, and serves as Chairman of Liberty Global, and certain of Liberty Media’s management and directors also serve as directors of Discovery Communications or Liberty Global. As a result of this common ownership and management, transactions with Liberty Media, Discovery Communications and Liberty Global and their subsidiaries or equity method investees were considered to be related party transactions through the completion of the Malone Transaction. Our transactions with Liberty Media, Discovery Communications and Liberty Global consisted primarily of purchases of programming created, owned or distributed by Liberty Media and Discovery Communications and its subsidiaries and investees.

The following table summarizes sales and purchase transactions with related parties:

	2011	2010	2009
	(Dollars in Millions)
Sales:
Liberty Media and affiliates	$—	$26	$56
Discovery Communications, Liberty Global and affiliates	—	5	11
Globo and other	6	13	10
Total	$6	$44	$77
Purchases:
Liberty Media and affiliates	$—	$143	$358
Discovery Communications, Liberty Global and affiliates	—	128	255
Globo and other	845	622	504
Total	$845	$893	$1,117

The following table sets forth the amount of accounts receivable from and accounts payable to related parties as of December 31:

	2011	2010
	(Dollars in Millions)
Accounts receivable	$1	$2
Accounts payable	96	80

The accounts receivable and accounts payable balances as of December 31, 2011 and 2010 are primarily related to Globo and companies in which we hold equity method investments.